SHARE-BASED COMPENSATION (Summary Of Nonvested Restricted Shares Activity) (Details) - Nonvested restricted shares [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Weighted number of nonvested restricted shares
Outstanding at the beginning of the period (in shares) | shares	10,802,683
Granted (in shares) | shares	88,935,342
Vested (in shares) | shares	(8,404,575)
Forfeited (in shares) | shares	(17,561,071)
Outstanding at the end of the period (in shares) | shares	73,772,379
Weighted average fair value per ordinary share at the grant dates
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 0.95
Granted (in dollars per share) | $ / shares	0.14
Vested (in dollars per share) | $ / shares	0.47
Forfeited (in dollars per share) | $ / shares	0.18
Outstanding at the end of the period (in dollars per share) | $ / shares	$ 0.21